Trade and Other Receivables	12 Months Ended
Jan. 31, 2021
Trade and other receivables [abstract]
Trade and Other Receivables
16	Trade and Other Receivables

		31 January 2021 NZ$000’s	31 January 2020 NZ$000’s

Trade receivables		1,645	2,358
Provision for impairment	(a)	(183)	(22)
		1,462	2,336
Prepayments		6,304	2,959
Other receivables		368	762
Total current trade and other receivables		8,134	6,057

Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.

Prepayments consist of advance payments made to suppliers in order to begin production, remaining annual insurance premiums and deposits on certain property leases.

(a)	Impairment of receivables

The Group applies the simplified approach to providing for expected credit losses prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The loss allowance provision as at 31 January 2021 is determined as follows, the expected credit losses incorporate forward looking information.

31 January 2021	0 - 30 days	31 - 60 days	61 - 90 days	> 91 days overdue	Total
Expected loss rate (%)	2%	50%	46%	60%
Gross carrying amount ($)	1,370	6	39	230	1,645
ECL provision	26	3	17	137	183

Reconciliation of changes in the provision for impairment of receivables is as follows:

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s
Opening impairment allowance calculated under IFRS 9	(22)	(609)
Movement through provision	(247)	(4)
Unused amounts reversed	85	616
Foreign exchange movement	1	(25)
Balance at end of the period	(183)	(22)

The Group measures the loss allowance for trade receivables at an amount equal to lifetime expected credit loss (ECL). The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

The Group has recognised a loss allowance of 60% (2020: 100%) against identifiable receivables at risk in excess of 90 days because historical experience has indicated that these receivables are generally not recoverable.

The Group revised its estimation techniques and assumptions during the current reporting period based on prior experience and relevant forward-looking factors.

The Group writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, whichever occurs first.